As filed with the Securities and Exchange Commission on November 29, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2008

Date of reporting period:  September 30, 2007

Item 1. Schedules of Investments.

McCarthy Multi-Cap Stock Fund
Schedule of Investments
at September 30, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.88%
	Air Freight & Logistics - 0.43%
6,185	Forward Air Corp.	$184,189
	Beverages - 2.24%
13,196	PepsiCo, Inc.	966,739
	Commercial Services & Supplies - 1.71%
15,755	FirstService Corp.*#	489,666
24,100	Gevity HR, Inc.	247,025
		736,691
	Communications Equipment - 0.69%
39,456	Packeteer, Inc.*	299,866
	Computers & Peripherals - 1.11%
17,770	Avid Technology, Inc.*	481,212
	Construction Materials - 1.60%
13,870	Eagle Materials, Inc.	495,714
13,200	Headwaters, Inc.*	196,416
		692,130
	Consumer Finance - 2.87%
20,840	American Express Co.	1,237,271
	Consumer Services - 0.40%
6,118	Jackson Hewitt Tax Service, Inc.	171,059
	Financial Publishing & Services - 1.28%
11,000	Moody's Corp.	554,400
	Food & Staples Retailing - 2.22%
24,191	CVS Caremark Corp.	958,689
	Food Products - 3.83%
12,425	Lancaster Colony Corp.	474,262
18,385	Wm. Wrigley Jr. Co.+	1,180,869
		1,655,131
	Health Care Equipment & Supplies - 3.84%
21,000	Covidien Ltd.*#	871,500
10,935	Haemonetics Corp.*	540,408
8,590	Palomar Medical Technologies, Inc.*	244,729
		1,656,637
	Health Care Providers & Services - 8.73%
10,580	Computer Programs & Systems, Inc.	278,889
14,183	Laboratory Corporation of America Holdings*	1,109,536
17,380	Odyssey HealthCare, Inc.*	167,022
34,000	Omnicare, Inc.	1,126,420
22,400	UnitedHealth Group, Inc.	1,084,832
		3,766,699
	Household & Personal Care Products - 3.05%
18,700	Procter & Gamble Co.	1,315,358
	Industrial Conglomerates - 3.39%
11,125	3M Co.	1,041,077
9,500	Tyco International Ltd.#	421,230
		1,462,307
	Insurance - 11.73%
17,580	American International Group, Inc.	1,189,287
7,106	Argo Group International Holdings Ltd.*#	309,182
494	Berkshire Hathaway Inc. - Class B*	1,952,288
3,108	Hanover Insurance Group, Inc.	137,342
27,015	Horace Mann Educators Corp.	532,466
43,300	Old Republic International Corp.	811,442
6,878	Triad Guaranty, Inc.*	130,476
		5,062,483
	Internet Software & Services - 3.61%
58,000	Yahoo!, Inc.*	1,556,720
	IT Services - 4.48%
15,100	Acxiom Corp.	298,829
7,741	MoneyGram International, Inc.	174,869
69,628	Western Union Co.	1,460,099
		1,933,797
	Leisure Equipment & Products - 0.67%
11,500	Pool Corp.	287,270
	Machinery - 6.64%
6,000	Actuant Corp. - Class A	389,820
12,230	Kaydon Corp.	635,838
20,600	Mueller Water Products Inc. - Class B	226,600
10,600	The Toro Co.	623,598
18,640	Wabash National Corp.	210,445
20,800	Wabtec Corp.	779,168
		2,865,469
	Media - 0.80%
7,700	John Wiley & Sons, Inc. - Class A	345,961
	Metals & Mining - 2.50%
31,650	Compass Minerals International, Inc.	1,077,366
	Mortgage REITs - 1.13%
14,680	Redwood Trust, Inc.	487,670
	Oil & Gas - 7.82%
5,400	Anadarko Petroleum Corp.	290,250
8,300	Apache Corp.	747,498
11,260	ConocoPhillips	988,290
16,206	Devon Energy Corp.	1,348,339
		3,374,377
	Oil & Gas Exploration & Production - 1.49%
18,300	Chesapeake Energy Corp.	645,258
	Oil & Gas Services - 0.79%
24,040	RPC, Inc.	341,608
	Pharmaceuticals - 5.62%
20,346	Johnson & Johnson	1,336,732
16,580	Schering-Plough Corp.	524,426
36,440	Valeant Pharmaceuticals International*	564,091
		2,425,249
	Real Estate - 1.75%
22,500	The St. Joe Co.	756,225
	Software - 6.20%
12,830	Fair Isaac Corp.	463,291
26,021	Jack Henry & Associates, Inc.	672,903
52,200	Microsoft Corp.	1,537,812
		2,674,006
	Thrifts & Mortgage Finance - 1.34%
16,439	Washington Mutual, Inc.	580,461
	Trading Companies & Distributors - 3.92%
37,300	Fastenal Co.	1,693,793
	TOTAL COMMON STOCKS (Cost $36,729,618)	42,246,091

	PREFERRED STOCKS - 0.16%
	Commercial Services & Supplies - 0.16%
3,151	FirstService Corp.*# (Cost $78,775)	70,898

	SHORT-TERM INVESTMENTS - 2.23%
962,809	Federated Cash Trust Treasury Money Market Fund (Cost $962,809)	962,809
	Total Investments in Securities (Cost $37,771,202) - 100.27%	43,279,798
	Liabilities in Excess of Other Assets - (0.27)%	(117,524)
	NET ASSETS - 100.00%	$43,162,274

* Non-income producing security.
# U.S. traded security of a foreign issuer.
+ Security is subject to a written call option.

Schedule of Call Options Written
at September 30, 2007 (Unaudited)

Contracts		Value
180	Wm. Wrigley Jr. Co.
	Expiring December, 2007, Exercise Price: $60.00	$ 99,900
	Total Call Options Written (Premiums received $57,239)	$ 99,900

The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows**:

Cost of investments (long positions)	$37,771,202
Cost of investments (short positions)	(57,239)
$37,713,963

Gross unrealized appreciation	$7,550,263
Gross unrealized depreciation	(2,084,328)
Net unrealized appreciation	$5,465,935

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chairman/Chief Executive Officer and President and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title)*   /s/ Joe D. Redwine
           Joe D. Redwine, Chairman

Date   11/28/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Joe D. Redwine
Joe D. Redwine, Chairman

Date   11/28/2007

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President & Treasurer

Date   11/26/2007

* Print the name and title of each signing officer under his or her signature.